Goodwill - Schedule of Goodwill is Allocated to Cash Generating Units (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Schedule of Goodwill is Allocated to Cash Generating Units [Line Items]
Balance, at beginning	R 227,380	R 212,481
Acquisition of subsidiary		6,223
Translation adjustments	(8,823)	8,676
Impairment of goodwill	(43,600)
Balance, at ending	174,957	227,380	212,481
Mozambique [Member]
Schedule of Goodwill is Allocated to Cash Generating Units [Line Items]
Balance, at beginning	86,304	82,277
Acquisition of subsidiary
Translation adjustments	(3,497)	4,027
Impairment of goodwill	(43,600)
Balance, at ending	39,207	86,304	82,277
Portugal [Member]
Schedule of Goodwill is Allocated to Cash Generating Units [Line Items]
Balance, at beginning	36,815	34,469
Acquisition of subsidiary
Translation adjustments	(2,705)	2,346
Impairment of goodwill
Balance, at ending	34,110	36,815	34,469
Spain [Member]
Schedule of Goodwill is Allocated to Cash Generating Units [Line Items]
Balance, at beginning	26,095	24,432
Acquisition of subsidiary
Translation adjustments	(1,917)	1,663
Impairment of goodwill
Balance, at ending	24,178	26,095	24,432
Other [Member]
Schedule of Goodwill is Allocated to Cash Generating Units [Line Items]
Balance, at beginning	19,852	12,989
Acquisition of subsidiary		6,223
Translation adjustments	(704)	640
Impairment of goodwill
Balance, at ending	19,148	19,852	12,989
Karooooo Logistics [Member]
Schedule of Goodwill is Allocated to Cash Generating Units [Line Items]
Balance, at beginning	58,314	58,314
Acquisition of subsidiary
Translation adjustments
Impairment of goodwill
Balance, at ending	R 58,314	R 58,314	R 58,314